Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes		€ 2,765.8	€ 2,937.0	[1]	€ 2,389.4
Income tax provision based on ASML’s domestic rate		(691.4)	(734.3)		(597.4)
Effects of tax rates in foreign jurisdictions		5.0	15.4		21.0
Adjustments in respect of tax exempt income		7.2	6.2		24.0
Adjustments in respect of tax incentives		351.0	311.8		263.1
Adjustments in respect of prior years’ current taxes		46.7	(1.2)		(38.3)
Adjustments in respect of prior years’ deferred taxes		9.8	3.3		40.9
Movements in the liability for unrecognized tax benefits		(16.9)	(57.2)		(17.4)
Tax effects in respect to HMI restructuring		89.8	115.3		0.0
Change in valuation allowance		7.6	(28.5)		(11.9)
Equity method investments		(19.7)	(14.5)		0.0
Other (credits) and non tax deductible items		19.2	32.1		10.0
Provision for income taxes		€ (191.7)	€ (351.6)	[1]	€ (306.0)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income before income taxes (in percentage)	[2]	100.00%	100.00%		100.00%
Income tax provision based on ASML's domestic rate (in percentage)	[2]	25.00%	25.00%		25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	[2]	(0.20%)	(0.50%)		(0.90%)
Adjustments in respect of tax exempt income (in percentage)	[2]	(0.30%)	(0.20%)		(1.00%)
Adjustments in respect of tax incentives (in percentage)	[2]	(12.70%)	(10.60%)		(11.00%)
Adjustments in respect of prior years' current taxes (in percentage)	[2]	(1.70%)	0.00%		1.60%
Adjustments in respect of prior years' deferred taxes (in percentage)	[2]	(0.40%)	(0.10%)		(1.70%)
Movements in the liability for unrecognized tax benefits (in percentage)	[2]	0.60%	1.90%		0.70%
Tax effects in respect of acquisition related items (in percentage)	[2]	(3.20%)	(3.90%)		0.00%
Change in valuation allowance (in percentage)	[2]	(0.30%)	1.00%		0.50%
Equity method investments (in percentage)	[2]	0.70%	0.50%		0.00%
Other credits and non tax deductible items (in percentage)	[2]	(0.70%)	(1.10%)		(0.40%)
Provision for income taxes (in percentage)	[2]	6.90%	12.00%		12.80%

[1]
1.
In 2017 and 2018, Provision for income taxes deferred included the tax expense related to changes in the uncertain tax positions, which has been corrected into Provision for income taxes current. The impact is a reclassification for 2018 of €57.0 million from Provision from income taxes deferred to Provision from income taxes current, which is split €50.4 million from Netherlands and €6.6 million from Foreign. The impact is a reclassification for 2017 of €17.5 million from Provision from income taxes deferred to Provision from income taxes current, which includes €6.3 million from Netherlands and €11.2 million from Foreign. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.

[2]	1. As a percentage of income before income taxes.